Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases

Note 16 - Leases

The Company has operating and finance leases for real estate, computer equipment, and furniture and fixtures. Assets acquired under finance leases are recorded in “Property and equipment, net” in the carve-out consolidated balance sheets and were $443 and $542 as of March 31, 2024 and March 31, 2023, respectively. Accumulated depreciation associated with finance lease assets was $1,127 and $971 as of March 31, 2024 and March 31, 2023, respectively.

Lease cost recognized in our carve-out consolidated statements of operations is summarized as follows:

	Year Ended March 31,
	2024	2023
Finance lease cost:
Amortization of lease assets (Nota a)	$398	386
Interest on lease liabilities(Nota b)	70	65
Operating lease cost (Nota a)	2,795	2,273
Short-term and variable lease cost (Nota a)	-	8
Total lease cost	$3,263	2,732

a)	Included in “cost of revenue” and “selling, general and administrative expenses” in the Consolidated carve-out Statement of comprehensive Income.
b)	Included in “interest income (expense), net” in the Consolidated carve-out Statement of comprehensive Income.

Cash flows arising from lease transactions were as follows:

	Year Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,681	2,162
Operating cash flows from finance leases	$70	65
Financing cash flows from finance leases	$391	390

Other information about lease amounts recognized in the consolidated financial statements is summarized as follows:

	Year Ended March 31,
	2024	2023
Weighted-average remaining lease term (years):
Operating lease	3.71	3.9
Finance lease	1.67	1.85
Weighted-average discount rate:
Operating lease	10.70%	10.65%
Finance lease	12.60%	10.56%

As of March 31, 2024, the Company’s lease liabilities were as follows:

	Operating	Finance	Total
Gross lease liabilities	$9,248	$494	$9,742
Less: imputed interest	1,553	38	1,591
Present value of lease liabilities	7,695	456	8,151
Less: current portion of lease liabilities	2,080	294	2,374
Total long-term lease liabilities	$5,615	$162	$5,777

Future minimum annual lease payments under the Company’s operating and finance leases as of March 31, 2024 are as follows:

	Operating	Finance
2025	$2,743	$324
2026	2,423	155
2027	1,944	15
2028	1,419	-
2029	719	-
Thereafter	-
Total lease payments	$9,248	$494
Less: Imputed interest	1,553	38
Total	$7,695	$456